Deutsche Investment Management Americas, Inc.
One Beacon Street
Boston, MA  02108

July 29, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:           DWS Climate Change Fund, a series of DWS Securities Trust (the “Fund”) (File No. 811-02021) Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the above-referenced Fund (the “Proxy Statement”).  The Proxy Statement is intended for use in the solicitation of shareholders of the Fund in connection with a special meeting of shareholders of the Fund to be held on October 28, 2011 (the “Meeting”).

At the Meeting, stockholders will be asked to approve a new sub-advisory agreement between Deutsche Investment Management Americas Inc., the Fund’s investment advisor, and Deutsche Alternative Asset Management (Global) Limited.  The Fund expects to begin mailing the definitive proxy statement to shareholders on or about August 19, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum
Vice President and Counsel
Deutsche Investment Management Americas Inc.